Convertible Notes - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended	11 Months Ended	12 Months Ended
	Oct. 19, 2020	Aug. 24, 2020	Feb. 28, 2021	Dec. 31, 2020	Dec. 31, 2021
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes			$ 45,000	$ 500	$ 45,000
Number of common shares					5,022,052
Convertible Notes [Member]
Debt Instrument [Line Items]
Interest rate					1.00%
Interest expenses					$ 200
Change in value of bifurcated embedded derivative					5,000
2020 Notes [Member]
Debt Instrument [Line Items]
Proceeds from issuance of convertible notes		$ 500
Interest rate		10.00%
Amount of proceeds that would trigger conversion of convertible notes					10,000
Pre-money valuation					$ 175
Number of common shares	250,000